Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	2010 and 2012 Convertible Promissory Notes [Member]	2014 Convertible Promissory Notes [Member]	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series A & B Warrants [Member]	Series B Warrant Liability [Member]	Series B Warrant Liability [Member] Series A Convertible Preferred Stock [Member]	Series B Warrant Liability [Member] Series B Convertible Preferred Stock [Member]	Series B Warrant Liability [Member] Series C Convertible Preferred Stock [Member]	Series A Warrant Liability [Member]	Common Stock [Member]	Common Stock [Member] 2010 and 2012 Convertible Promissory Notes [Member]	Common Stock [Member] 2014 Convertible Promissory Notes [Member]	Common Stock [Member] Series B Warrant Liability [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] 2010 and 2012 Convertible Promissory Notes [Member]	Additional Paid-In Capital [Member] 2014 Convertible Promissory Notes [Member]	Additional Paid-In Capital [Member] Series A & B Warrants [Member]	Additional Paid-In Capital [Member] Series B Warrant Liability [Member]	Additional Paid-In Capital [Member] Series A Warrant Liability [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series B Warrant Liability [Member]
Balances at beginning, Amount at Dec. 31, 2012	$ (34,195,637)			$ 1,500,000	$ 6,862,939	$ 15,445,109							$ 522				$ 19,197,109						$ (53,393,268)
Balances at beginning, Shares at Dec. 31, 2012				31,250	119,140	715,039							522,360
Vesting of restricted common stock	23,986												$ 14				23,972
Vesting of restricted common stock, Shares													13,325
Stock-based compensation	14,431																14,431
Net loss	(3,707,243)																						(3,707,243)
Balances at end, Amount at Dec. 31, 2013	(37,864,463)			$ 1,500,000	$ 6,862,939	$ 15,445,109							$ 536				19,235,512						(57,100,511)
Balances at end, Shares at Dec. 31, 2013				31,250	119,140	715,039							535,685
Stock-based compensation	345,435																345,435
Conversion of preferred stock to common stock in IPO	23,808,048			$ (1,500,000)	$ (6,862,939)	$ (15,445,109)							$ 865				23,807,183
Conversion of preferred stock to common stock in IPO, shares				(31,250)	(119,140)	(715,039)							865,429
Stock warrant liability reclassification/Issuance of warrants for overallotment exercise	1,220,718						$ 18,975										1,220,718			$ 18,975
Issuance of common stock in IPO (net of discounts & commission of $861,948)	9,846,552												$ 1,650				9,844,902
Issuance of common stock in IPO (net of discounts & commission of $861,948), Shares													1,650,000
Beneficial conversion feature in connection with related party convertible promissory notes	1,723,984																1,723,984
Conversion of notes payable into common stock in IPO		$ 15,410,110	$ 2,512,119											$ 3,166	$ 552			$ 15,406,944	$ 2,511,567
Conversion of notes payable into common stock in IPO, Shares														3,165,887	552,105
Deferred IPO costs	(1,830,450)																(1,830,450)
Warrants treated as derivative liability								$ (11,649,106)				$ (1,494,259)									$ (11,649,106)	$ (1,494,259)
Warrants treated as derivative liability, Shares								0	0	0	0					0					0			0
Net loss	(13,237,616)																						(13,237,616)
Balances at end, Amount at Dec. 31, 2014	(11,189,953)			$ 0	$ 0	$ 0							$ 6,769				$ 59,141,404						$ (70,338,127)
Balances at end, Shares at Dec. 31, 2014				0	0	0							6,769,106
Net loss	(13,064,000)
Balances at end, Amount at Sep. 30, 2015	$ (1,291,000)